TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	As at December 31, 2020 and 2019, the Company had the following amounts due to creditors:
	2020		2019
	$		$
Trade Payables		73,447		32,276
Accrued Liabilities		74,150		90,000

		147,597		122,276